Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease related assets and liabilities
December 31, 2019

Right of use assets	$400,720

Operating lease liabilities, current portion	$106,136
Operating lease liabilities, noncurrent portion	265,797
Total operating lease liabilities	$371,933

Schedule of maturities of lease liabilities
Twelve months ended December 31, 2020	$107,397
Twelve months ended December 31, 2021	112,767
Twelve months ended December 31, 2022	118,405
Twelve months ended December 31, 2023	60,647
Total lease payments	399,216
Less: imputed interest	(27,283)
Present value of lease liabilities	$371,933